Business Combinations and Acquisition of Non-controlling Interests - Revenue and profit contribution on proforma basis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business combinations and acquisition of non-controlling interests
Pro-forma total net revenue	R$ 1,078,831	R$ 893,497
Pro-forma profit (loss) before income taxes	R$ 32,208	R$ 75,498